UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

Name of Fund:	MLP & Strategic Equity Fund Inc. (MTP)

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, MLP & Strategic Equity Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

MLP & Strategic Equity Fund Inc.

Schedule of Investments as of January 31, 2009 (Unaudited)

Industry	Master Limited Partnerships & MLP Affiliates	Units Held	Value

Energy Equipment & Services - 0.4%	Exterran Partners LP	42,997	$549,932

Gas Utilities - 2.3%	Spectra Energy Partners LP	178,226	3,593,036

Oil, Gas & Consumable Fuels - 92.0%	Alliance Resource Partners LP	71,946	2,198,670
	Atlas Energy Resources LLC	127,086	1,885,956
	Atlas Pipeline Holdings LP	116,022	309,779
	Boardwalk Pipeline Partners LP	320,204	6,820,345
	BreitBurn Energy Partners LP - Common Units	103,430	757,108
	Buckeye Partners LP	188,513	7,559,371
	Copano Energy LLC Common Units	129,534	2,000,005
	Crosstex Energy LP	109,768	480,784
	DCP Midstream Partners LP	63,582	782,694
	Duncan Energy Partners LP	45,720	787,756
	EV Energy Partner LP	31,690	560,279
	Eagle Rock Energy Partners LP	161,055	1,228,850
	El Paso Pipeline Partners LP	298,499	5,062,543
	Enbridge Energy Management LLC (a)	120,541	3,680,117
	Enbridge Energy Partners LP	126,319	4,004,312
	Encore Energy Partners LP	61,616	914,381
	Energy Transfer Equity LP	184,457	3,408,765
	Energy Transfer Partners LP	103,373	3,610,819
	Enterprise Products Partners LP	416,225	9,140,301
	Genesis Energy LP	103,918	1,126,471
	Hiland Partners LP	21,027	189,243
	Holly Energy Partners LP	43,007	1,240,322
	Inergy LP	97,956	2,288,252
	Kinder Morgan Management LLC (a)	220,160	9,570,342
	Legacy Reserves LP	61,037	746,483
	Magellan Midstream Holdings LP	81,060	1,254,809
	Magellan Midstream Partners LP	175,803	6,096,848
	MarkWest Energy Partners LP	127,555	1,589,335
	Martin Midstream Partners LP	38,296	788,515
	Natural Resource Partners LP	127,512	2,982,506
	Nustar Energy LP	143,449	7,054,822
	ONEOK Partners LP	170,754	8,708,454
	OSG America LP	58,955	403,252
	Penn Virginia Resource Partners LP	101,786	1,425,004
	Pioneer Southwest Energy Partners LP	182,963	2,806,652
	Plains All American Pipeline LP	245,749	9,289,312
	Quicksilver Gas Services LP	53,561	749,854
	Regency Energy Partners LP	182,813	1,926,849
	Sunoco Logistics Partners LP	111,584	6,012,146
	TC PipeLines LP	147,397	3,665,763

MLP & Strategic Equity Fund Inc.

Schedule of Investments as of January 31, 2009 (Unaudited)

Industry	Master Limited Partnerships & MLP Affiliates	Units Held	Value

	TEPPCO Partners LP	271,994	$6,824,330
	Targa Resources Partners LP	103,999	1,068,070
	Teekay LNG Partners LP	87,963	1,587,732
	Western Gas Partners LP	230,620	3,519,261
	Williams Partners LP	118,850	1,959,837
	Williams Pipeline Partners LP	135,551	2,168,816

			142,236,115

	Total Master Limited Partnerships & MLP Affiliates (Cost - $202,698,199) - 94.7%		146,379,083

Short-Term Securities		Rate (b)	Shares Held

Money Market Fund - 4.8%
SSgA Prime Money Market Fund		0.86%	7,477,992	7,477,992

	Total Short-Term Securities (Cost - $7,477,992) - 4.8%			7,477,992

	Total Investments (Cost - $210,176,191*) - 99.5%			153,857,075
	Other Assets Less Liabilities - 0.5%			787,121

	Net Assets - 100.0%			$154,644,196

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$205,304,939

Gross unrealized appreciation	$2,216,739
Gross unrealized depreciation	(53,664,603)

Net unrealized depreciation	$(51,447,864)

(a)	Represents a pay-in-kind security, which may pay dividends in additional units.

(b)	Represents the current yield as of January 31, 2009.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

MLP & Strategic Equity Fund Inc.

Schedule of Investments as of January 31, 2009 (Unaudited)

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Level 1	$153,857,075
Level 2	—
Level 3	—

Total	$153,857,075

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox Chief Executive Officer (principal executive officer) of MLP & Strategic Equity Fund Inc.

Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox Chief Executive Officer (principal executive officer) of MLP & Strategic Equity Fund Inc.

Date: March 23, 2009

	By:	/s/ James E. Hillman
James E. Hillman Chief Financial Officer (principal financial officer) of MLP & Strategic Equity Fund Inc.

Date: March 23, 2009